Share based payments - Options outstanding and exercisable (vested) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) item $ / shares	Dec. 31, 2021 CAD ($) item	Nov. 15, 2022 $ / shares	Dec. 31, 2020 item
Options outstanding and exercisable
Weighted Average Exercise Price, Outstanding			$ 2.52
Stock options
Options outstanding and exercisable
Number of Shares Issuable on Exercise, Outstanding | item	991,960	834,352		844,630
Weighted Average Remaining Life (Years)	2 years 10 months 9 days
Weighted Average Exercise Price, Outstanding	$ 4.95
Number of Shares Issuable on Exercise, Exercisable | item	508,426
Weighted Average Exercise Price, Exercisable	$ 1.62
Amount expensed as shared-based payment | $	$ 505	$ 212
2.52 | Stock options
Options outstanding and exercisable
Number of Shares Issuable on Exercise, Outstanding | item	174,259
Weighted Average Remaining Life (Years)	1 year 8 months 4 days
Weighted Average Exercise Price, Outstanding	$ 2.52
Number of Shares Issuable on Exercise, Exercisable | item	143,704
Weighted Average Exercise Price, Exercisable	$ 1.68
2.61 | Stock options
Options outstanding and exercisable
Number of Shares Issuable on Exercise, Outstanding | item	27,778
Weighted Average Remaining Life (Years)	2 years 7 months 28 days
Weighted Average Exercise Price, Outstanding	$ 2.61
Number of Shares Issuable on Exercise, Exercisable | item	27,778
Weighted Average Exercise Price, Exercisable	$ 2.66
2.88 | Stock options
Options outstanding and exercisable
Number of Shares Issuable on Exercise, Outstanding | item	16,667
Weighted Average Remaining Life (Years)	1 year 9 months
Weighted Average Exercise Price, Outstanding	$ 2.88
Number of Shares Issuable on Exercise, Exercisable | item	16,667
Weighted Average Exercise Price, Exercisable	$ 1.75
3.21 | Stock options
Options outstanding and exercisable
Number of Shares Issuable on Exercise, Outstanding | item	130,000
Weighted Average Remaining Life (Years)	4 years 10 months 13 days
Weighted Average Exercise Price, Outstanding	$ 3.21
Weighted Average Exercise Price, Exercisable	$ 4.87
3.24 | Stock options
Options outstanding and exercisable
Number of Shares Issuable on Exercise, Outstanding | item	55,556
Weighted Average Remaining Life (Years)	1 year 1 month 20 days
Weighted Average Exercise Price, Outstanding	$ 3.24
Number of Shares Issuable on Exercise, Exercisable | item	55,556
Weighted Average Exercise Price, Exercisable	$ 1.14
4.38 | Stock options
Options outstanding and exercisable
Number of Shares Issuable on Exercise, Outstanding | item	30,000
Weighted Average Remaining Life (Years)	4 years 5 months 23 days
Weighted Average Exercise Price, Outstanding	$ 4.38
Weighted Average Exercise Price, Exercisable	$ 4.48
4.63 | Stock options
Options outstanding and exercisable
Number of Shares Issuable on Exercise, Outstanding | item	19,444
Weighted Average Remaining Life (Years)	4 years 4 months 24 days
Weighted Average Exercise Price, Outstanding	$ 4.63
Weighted Average Exercise Price, Exercisable	$ 4.40
4.90 | Stock options
Options outstanding and exercisable
Number of Shares Issuable on Exercise, Outstanding | item	40,000
Weighted Average Remaining Life (Years)	4 years 5 months 8 days
Weighted Average Exercise Price, Outstanding	$ 4.90
Weighted Average Exercise Price, Exercisable	$ 4.44
5.40 | Stock options
Options outstanding and exercisable
Number of Shares Issuable on Exercise, Outstanding | item	190,016
Weighted Average Remaining Life (Years)	4 years 18 days
Weighted Average Exercise Price, Outstanding	$ 5.40
Weighted Average Exercise Price, Exercisable	$ 4.05
5.76 | Stock options
Options outstanding and exercisable
Number of Shares Issuable on Exercise, Outstanding | item	19,444
Weighted Average Remaining Life (Years)	4 years 3 months
Weighted Average Exercise Price, Outstanding	$ 5.76
Weighted Average Exercise Price, Exercisable	$ 4.25
6.21 | Stock options
Options outstanding and exercisable
Number of Shares Issuable on Exercise, Outstanding | item	31,944
Weighted Average Remaining Life (Years)	3 years 3 months 14 days
Weighted Average Exercise Price, Outstanding	$ 6.21
Number of Shares Issuable on Exercise, Exercisable | item	10,648
Weighted Average Exercise Price, Exercisable	$ 3.29
6.48 | Stock options
Options outstanding and exercisable
Number of Shares Issuable on Exercise, Outstanding | item	116,667
Weighted Average Remaining Life (Years)	2 years 8 months 26 days
Weighted Average Exercise Price, Outstanding	$ 6.48
Number of Shares Issuable on Exercise, Exercisable | item	116,667
Weighted Average Exercise Price, Exercisable	$ 2.74
7.29 | Stock options
Options outstanding and exercisable
Number of Shares Issuable on Exercise, Outstanding | item	5,556
Weighted Average Remaining Life (Years)	2 years 1 month 17 days
Weighted Average Exercise Price, Outstanding	$ 7.29
Number of Shares Issuable on Exercise, Exercisable | item	2,778
Weighted Average Exercise Price, Exercisable	$ 2.13
8.82 | Stock options
Options outstanding and exercisable
Number of Shares Issuable on Exercise, Outstanding | item	109,630
Weighted Average Remaining Life (Years)	5 months 23 days
Weighted Average Exercise Price, Outstanding	$ 8.82
Number of Shares Issuable on Exercise, Exercisable | item	109,630
Weighted Average Exercise Price, Exercisable	$ 0.48
9.32 | Stock options
Options outstanding and exercisable
Number of Shares Issuable on Exercise, Outstanding | item	25,000
Weighted Average Remaining Life (Years)	29 days
Weighted Average Exercise Price, Outstanding	$ 9.32
Number of Shares Issuable on Exercise, Exercisable | item	25,000
Weighted Average Exercise Price, Exercisable	$ 0.08